SEVERANCE PAY LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [Abstract]
Schedule of Defined Contribution Plans
	Year ended December 31,
	2024	2023	2022

Expenses – in respect to defined contribution plan	$841	$816	$877